Finance Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Schedule of Finance Leases by Lessee
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancellable without penalty cost) are as follows:

12/31/2017	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	3,451	514	1,001	718	1,218
Telefónica Germany	2,340	520	660	453	707
Telefónica Hispanoamérica	1,793	376	582	409	426
Telefónica Spain	621	104	201	164	152
Telefónica United Kingdom	464	139	135	79	111
Others	430	86	144	89	111
Operating lease obligations(1)	9,099	1,739	2,723	1,912	2,725
Purchase and other contractual obligations(2)	11,373	5,326	2,957	1,421	1,669
(1) This item includes definitive payments (non-cancellable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancellable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
The present value of the payment obligations with the PARAPAT at December 31, 2016 amounted to 1,275 million euros, as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	152	9	161
From one to five years	517	207	724
More than five years	606	951	1,557
Total	1,275	1,167	2,442
The payment schedule of finance leases of Telefónica Germany at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	18	1	19
From one to five years	15	—	15
Total	33	1	34
The payment schedule of finance leases of Telefónica Brasil at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	13	2	15
From one to five years	37	14	51
More than five years	48	85	133
Total	98	101	199
The payment schedule of finance leases of Telefónica de España, S.A.U. at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	79	3	82
From one to five years	32	1	33
Total	111	4	115

Schedule of Finance Leases by Lessor
Additionally, Telefónica de España, S.A.U. acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	71	—	71
From one to five years	47	—	47
Total	118	—	118
Additionally, Telefónica Germany acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	8	—	8
Total	8	—	8
Accumulated allowance	(2)
Total after accumulated allowance	6
Additionally, Telefónica Brasil acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	58	—	58
From one to five years	43	8	51
Total	101	8	109
Accumulated allowance	(39)
Total after accumulated allowance	62